CONTRACT ASSETS (Details) ¥ in Thousands, $ in Thousands		Dec. 31, 2022 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
IfrsStatementLineItems [Line Items]
Non-current contract assets		$ 13,006	¥ 89,713	¥ 91,035
Less: impairment allowance		(4)	(27)	(27)
Current contract assets		3,138	21,647	15,331
Less: impairment allowance		(102)	(706)	(535)
Contract asset		16,144	111,360	106,366
Service Concession Assets [Member]
IfrsStatementLineItems [Line Items]
Non-current contract assets	[1]	13,010	89,740	91,062
Current contract assets	[1]	1,076	7,423	7,423
Other Contract Assets [Member]
IfrsStatementLineItems [Line Items]
Current contract assets	[2]	$ 2,164	¥ 14,930	¥ 8,443

[1]	Service concession assets bearing an imputed interest of 7% arose from the Group's revenue from construction service under a BOT arrangement rendered by the Group's subsidiary, Shaoguan Angrui. The facilities that the service concession arrangement relate to were under construction phases from June 2018 to January 2021 and commenced operation in January 2021.
[2]	The balances as of December 31, 2021 and 2022 comprised contract assets arising from performance under a water treatment plant construction service contract. Such contracts include payment schedules that require progress payments over the service periods when milestones are reached.